Provisions (Tables)	12 Months Ended
Dec. 31, 2025
Provisions [abstract]
Summary of Other Provisions and Movements in Other Provisions

Provisions	€ million 2025	€ million 2024
Due within one year	589	831
Due after one year	539	571
Total provisions	1,128	1,402

Movements during 2025	€ million Restructuring	€ million Legal	€ million Brazil indirect taxes	€ million Other	€ million Total
1 January 2025	466	282	64	590	1,402
Additions through business combinations	–	13	–	–	13
Distributed through demerger	(16)	(16)	(4)	(23)	(59)
Income statement:
Charges	261	132	9	166	568
Releases	(202)	(15)	(5)	(83)	(305)
Utilisation	(284)	(69)	(4)	(54)	(411)
Currency translation	(11)	(26)	–	(43)	(80)
31 December 2025	214	301	60	553	1,128